Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 239	$ 796	$ 161
Depreciation and amortization	531	621	599
Gain on sale of assets and other	(1)	(3)	(32)
Accretion of provisions	50	48	49
Decommissioning and restoration costs settled	(41)	(37)	(35)
Deferred income tax (recovery) expense	(63)	34	127
Unrealized loss (gain) from risk management activities	2	(36)	385
Unrealized foreign exchange gain	(29)	(9)	(82)
Provisions and contract liabilities	23	(1)	19
Asset impairment charges	46	(48)	9
Equity (loss) income, net of distributions from investments	0	2	(4)
Other non-cash items	1	(27)	(3)
Cash flow from operations before changes in working capital	758	1,340	1,193
Change in non-cash operating working capital	38	124	(316)
Cash flow from operating activities	796	1,464	877
Investing activities
Additions to property, plant and equipment	(311)	(875)	(918)
Additions to intangibles assets	(10)	(13)	(31)
Restricted cash	(1)	1	0
(Advances) repayment from loan receivable	(1)
(Advances) Repayments from loan receivable		11	18
Acquisitions, net of cash acquired	(217)	0	(10)
Investments	(5)	(13)	(10)
Proceeds on sale of property, plant and equipment	4	29	66
Realized gain on financial instruments	1	18	27
Decrease in finance lease receivable	21	55	46
Other	19	(25)	45
Change in non-cash investing working capital balances	(20)	(2)	26
Cash flow used in investing activities	(520)	(814)	(741)
Financing activities
Net increase (decrease) in borrowings under credit facilities	143	(46)	449
Repayment of long-term debt	(131)	(164)	(621)
Issuance of long-term debt	0	39	532
Repurchase of common shares under NCIB	(143)	(87)	(52)
Proceeds on issuance of common shares	12	5	3
Realized gain (loss) on financial instruments	4	(30)	42
Acquisition of TransAlta Renewables	0	(811)	0
Distributions paid to subsidiaries’ non-controlling interests	(40)	(223)	(187)
Decrease in lease liabilities	(6)	(10)	(9)
Financing fees and other	(1)	1	(13)
Change in non-cash financing working capital balances	(6)	3	(2)
Cash flow (used in) from financing activities	(291)	(1,432)	45
Cash flow (used in) from operating, investing and financing activities	(15)	(782)	181
Effect of translation on foreign currency cash	4	(4)	6
(Decrease) increase in cash and cash equivalents	(11)	(786)	187
Cash and cash equivalents, beginning of year	348	1,134	947
Cash and cash equivalents, end of year	337	348	1,134
Supplemental cash flow information
Cash taxes paid	104	94	67
Cash interest paid	269	277	229
Cash interest received	30	54	20
Common shares
Financing activities
Dividends paid	(71)	(58)	(54)
Preferred shares
Financing activities
Dividends paid	$ (52)	$ (51)	$ (43)